NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Schedule of net loss per share

Year ended December 31,
	2022		2021		2020
		Loss		Loss		Loss
		attributable to		attributable to		attributable to
	Weighted	equity holders	Weighted	equity holders	Weighted	equity holders
	number of	of the	number of	of the	number of	of the
	shares*)	Company	shares*)	Company	shares*)	Company
Used in the computation of basic and diluted net loss	32,980,997	$13,349	31,154,258	$6,462	22,453,025	$5,385

*)	Computation of diluted loss per share did not include potential ordinary shares that would result from conversion of outstanding options and warrants, since their conversion has anti-dilutive effect.